Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Composition of income tax (benefit)/expense
Current income tax expense | ¥				¥ 54,049	¥ 24,955	¥ 5,129
Deferred tax benefits			$ (620)	(4,314)	(21,784)	(9,110)
Income tax (benefits)/expenses			$ 7,144	¥ 49,735	¥ 3,171	¥ (3,981)
Standard enterprise income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%
Hong Kong
Composition of income tax (benefit)/expense
Income tax rate						16.50%
Income tax rate up to assessable profits		8.25%	8.25%	8.25%
Threshold assessable profits | $		$ 2,000
Income tax rate over assessable profits		16.50%	16.50%	16.50%
China
Composition of income tax (benefit)/expense
Standard enterprise income tax rate		25.00%	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Preferential tax period		3 years	3 years	3 years